Note 15	12 Months Ended
Dec. 31, 2022
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Disclosure of Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Text Block]	Hedging derivatives and fair value changes of the hedged items in portfolio hedges of interest rate risk
The balance of these headings in the consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	2022	2021	2020
ASSETS
Derivatives - Hedge accounting	1,891	1,805	1,991
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(148)	5	51
LIABILITIES
Derivatives - Hedge accounting	3,303	2,626	2,318
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—	—
As of December 31, 2022, 2021 and 2020, the main positions hedged by the Group and the derivatives designated to hedge those positions were:
–Fair value hedging:
a.Fixed-interest debt securities at fair value through other comprehensive income and at amortized cost: The interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps) and forward sales.
b.Long-term fixed-interest debt securities issued by the Bank: the interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps).
c.Fixed-interest loans: The equity price risk of these instruments is hedged using interest rate derivatives (fixed-variable swaps).
d.Fixed-interest and/or embedded derivative deposit portfolio hedges: it covers the interest rate risk through fixed-variable swaps. The valuation of the borrowed deposits corresponding to the interest rate risk is in the heading "Fair value changes of the hedged items in portfolio hedges of interest rate risk”.
–Cash-flow hedges: Most of the hedged items are floating interest-rate loans and asset hedges linked to the inflation of the amortized cost portfolio and the financial assets at fair value through other comprehensive income portfolio. This risk is hedged using foreign-exchange, interest-rate swaps, inflation and FRA (Forward Rate Agreement).
–Net foreign-currency investment hedges: These hedged risks are foreign-currency investments in the Group’s foreign subsidiaries. This risk is hedged mainly with foreign-exchange options and forward currency sales and purchases.
Note 7 analyzes the Group’s main risks that are hedged using these financial instruments.
The details of the net positions by hedged risk of the fair value of the hedging derivatives recognized in the consolidated balance sheets are as follows:

Derivatives - Hedge accounting. Breakdown by type of risk and type of hedge (Millions of Euros)
	2022		2021		2020
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	656	376	697	322	989	525
OTC	656	376	697	322	989	525
Organized market	—	—	—	—	—	—
Equity	—	—	—	—	—	—
OTC	—	—	—	—	—	—
Organized market	—	—	—	—	—	—
Foreign exchange and gold	259	83	463	135	435	350
OTC	259	83	463	135	435	350
Organized market	—	—	—	—	—	—
Credit	—	—	—	—	—	—
Commodities	—	—	—	—	—	—
Other			—	—	—	—
FAIR VALUE HEDGES	915	459	1,160	457	1,424	874
Interest rate	470	2,763	228	1,786	154	1,055
OTC	454	2,763	226	1,786	154	1,041
Organized market	16		2	—	—	15
Equity	—	—	—	—	—	—
Foreign exchange and gold	239	46	180	79	225	55
OTC	239	45	180	79	225	50
Organized market	—	1	—	—	—	5
Credit	—	—	—	—	—	—
Commodities	—	—	—	—	—	—
Other	—	—	—	—	—	—
CASH FLOW HEDGES	708	2,809	408	1,865	379	1,111
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	213	26	198	196	166	139
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	7	8	18	95	18	170
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	48	1	21	13	3	23
DERIVATIVES-HEDGE ACCOUNTING	1,891	3,303	1,805	2,626	1,991	2,318
of which: OTC - credit institutions	1,577	2,911	1,454	2,248	1,718	1,965
of which: OTC - other financial corporations	297	391	349	378	273	333
Below there is a breakdown of the items covered by fair value hedges:

Hedged items in fair value hedges (Millions of Euros)
	Carrying amount		Hedge adjustments included in the carrying amount of assets/liabilities (1)		Remaining adjustments for discontinued micro hedges including hedges of net positions (1)		Hedged items in portfolio hedge of interest rate risk
	2022	2021	2022	2021	2022	2021	2022	2021
ASSETS
Financial assets measured at fair value through other comprehensive income	13,994	20,333	(1,024)	(52)	2	11	—	—
Interest rate	13,602	20,285
Foreign exchange and gold	327	—
Other	66	49
Financial assets measured at amortized cost	4,838	8,273	(485)	168	13	5	1,179	1,997
Interest rate	4,835	8,270
Foreign exchange and gold	3	2
LIABILITIES
Financial liabilities measured at amortized costs	34,898	24,567	1,299	(690)	—	—	—	—
Interest rate	34,894	24,563
Foreign exchange and gold	5	5
(1) The balance of discontinued hedges is not significant.
The following is the breakdown, by their notional maturities, of the hedging instruments as of December 31, 2022:

Calendar of the notional maturities of the hedging instruments (Millions of Euros)
	Up to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
FAIR VALUE HEDGES	2,697	5,629	31,055	12,944	52,325
Of which: Interest rate	2,697	5,524	29,031	12,944	50,196
CASH FLOW HEDGES	4,495	17,900	27,732	3,051	53,178
Of which: Interest rate	4,430	17,900	25,777	2,932	51,040
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	5,292	4,738	—	—	10,031
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	87	27	1,609	1,067	2,790
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	340	140	573	65	1,118
DERIVATIVES-HEDGE ACCOUNTING	12,912	28,434	60,969	17,128	119,442
In 2022, 2021 and 2020, there was no reclassification in the consolidated income statements of any amount corresponding to cash flow hedges that was previously recognized in equity (see Note 41).
The amount for derivatives designated as accounting hedges that did not pass the effectiveness test in the years ended December 31, 2022, 2021 and 2020 were not material.
IBOR Reform
The transition from IBOR indices to the new risk free rates (RFR) (see Note 7.3.4) may cause uncertainty about the future of some references or its impact on the contracts held by an entity, which could cause uncertainty about the term or the amounts of the cash flows of the hedged instrument or the hedging instrument. Due to such uncertainties, in the period before the benchmark rate reform actually takes place, some entities may be forced to discontinue hedge accounting, or not be able to designate new hedging relationships. To avoid this, the IASB made a series of transitory amendments to IFRS 9, IAS 39 and IFRS 7 providing temporary exceptions to the application of certain specific hedge accounting requirements that are applicable to all hedging relationships that are affected by the uncertainty derived from the IBOR Reform. These exceptions should end once the uncertainty is resolved (rates to be modified according to the new RFRs) or the hedge ceases to exist.
The nominal amount of the hedging instruments for hedging relationships directly affected by the IBOR reform as of December 31, 2022 is the following:

Hedges affected by the IBOR reform (Millions of Euros)
	LIBOR USD	LIBOR GBP	Other	Total
Cash flow hedges	1,061	—	316	1,377
Fair value hedges	7,276	369	657	8,302